Certain Transactions (Details) - Schedule of fair value of the consideration transferred to xaar 3D’s stockholders for the xaar 3D transaction (Parentheticals) - Xaar 3D [Member]	9 Months Ended
Sep. 30, 2022
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Consideration rate	55.00%
Fair value rate	45.00%